Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Summary of Intangible Assets	Intangible assets are amortized over the following terms:

Category	Estimated Useful Life
Customer Relationships	7 - 8 years
Non-Compete Agreements	2 - 5 years
Trade Names	10 years
Permit Application Fees	1 - 2 years
Intangible assets consisted of the following as of:

	December 31, 2023
($ in thousands)	Gross Carrying Amount	Accumulated Amortization	Net
Definite-Lived Intangible Assets
Customer Relationships	$31,000	$(11,623)	$19,377
Trade Names	2,100	(1,680)	420
Permit Application Costs	17,351	(15,980)	1,371
Other Intangibles(a)	6,013	(5,886)	127
Indefinite-Lived Intangible Assets
Licenses	275,671	—	275,671
Total Intangible Assets	$332,135	$(35,169)	$296,966
(a) Other Intangibles includes non-compete agreements, non-solicitation agreements and related amortization.

	December 31, 2022
($ in thousands)	Gross Carrying Amount	Accumulated Amortization	Net
Definite-Lived Intangible Assets
Customer Relationships	$31,879	$(8,127)	$23,752
Trade Names	2,100	(1,610)	490
Permit Application Costs	15,027	(13,897)	1,130
Other Intangibles(a)	6,284	(5,573)	711
Indefinite-Lived Intangible Assets
Licenses	381,507	—	381,507
Total Intangible Assets	$436,797	$(29,207)	$407,590
(a) Other Intangibles includes non-compete agreements, non-solicitation agreements and related amortization.
The following table reflects the amortization expense related to intangible assets for the years ended December 31, 2023 and 2022:

($ in thousands)	2023	2022
Amortization expense included in selling, general and administrative expense	$3,699	$6,915
Amortization expense included in cost of goods sold and ending inventory	3,347	3,444
Total amortization expense	$7,046	$10,359

Estimated amortization expense of intangible assets
The following table outlines the estimated amortization expense related to intangible assets as of December 31, 2023:

($ in thousands)	Estimated Amortization
2024	$5,339
2025	4,173
2026	3,877
2027	3,272
2028	2,962
Thereafter	1,672
Total estimated amortization	$21,295

Changes In Carrying Amount Of Goodwill
The changes in carrying amount of goodwill are as follows:

($ in thousands)	Total
Balance at January 1, 2022	$446,767
Impairment	(117,024)
Measurement period adjustments	812
Balance at December 31, 2022	330,555
Impairment	(50,858)
Balance at December 31, 2023	$279,697